UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Mary C. Maiers
Chief Financial Officer & Treasurer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2017

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West International Index Fund
(Institutional and Investor Class (formerly Initial Class))
Semi-Annual Report
June 30, 2017
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2017
Sector	Percentage of Fund Investments
Financial	24.39%
Consumer, Non-cyclical	23.51
Industrial	12.71
Consumer, Cyclical	12.60
Basic Materials	6.50
Communications	6.34
Energy	4.66
Utilities	3.40
Technology	3.36
Diversified	0.65
Short Term Investments	1.88
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Institutional Class
Actual	$1,000.00	$1,145.70	$1.86
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	$1.76
Investor Class
Actual	$1,000.00	$1,143.10	$3.72
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.51
* Expenses are equal to the Fund's annualized expense ratio of 0.35% for the Institutional Class and 0.70% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.54%
25,231	Air Liquide SA(a)(b)	$ 3,118,458
9,000	Air Water Inc(a)	166,101
16,536	Akzo Nobel NV(a)	1,438,116
161,468	Alumina Ltd(a)(b)	237,828
85,219	Anglo American PLC(a)(c)	1,137,952
26,236	Antofagasta PLC(a)	273,550
39,928	ArcelorMittal SA(c)	905,693
4,316	Arkema SA(a)	460,914
81,000	Asahi Kasei Corp(a)	873,853
59,265	BASF SE(a)(c)	5,500,342
206,898	BHP Billiton Ltd(a)	3,687,724
136,902	BHP Billiton PLC(a)	2,096,555
36,747	BlueScope Steel Ltd(a)	372,028
17,581	Boliden AB(a)	480,576
10,059	Brenntag AG(a)	583,364
4,585	Covestro AG(a)(d)	332,386
7,578	Croda International PLC(a)	383,672
19,600	Daicel Corp(a)	244,976
518	EMS-Chemie Holding AG(a)	382,496
9,726	Evonik Industries AG(a)	311,289
104,728	Fortescue Metals Group Ltd(a)	419,235
14,471	Fresnillo PLC(a)	280,329
4,398	Fuchs Petrolub SE(a)	239,705
586	Givaudan SA(a)	1,174,227
783,784	Glencore PLC(a)	2,937,287
6,200	Hitachi Chemical Co Ltd(a)(c)	185,880
13,100	Hitachi Metals Ltd(a)	182,776
116,355	Incitec Pivot Ltd(a)	305,195
28,808	Israel Chemicals Ltd(a)	135,894
33,300	JFE Holdings Inc(a)	579,806
12,856	Johnson Matthey PLC(a)	480,992
10,700	JSR Corp(a)	185,230
12,183	K+S AG(a)(b)	312,918
16,000	Kaneka Corp(a)	122,455
12,200	Kansai Paint Co Ltd(a)	281,652
21,400	Kobe Steel Ltd(a)(c)	220,660
11,499	Koninklijke DSM NV(a)	836,353
22,600	Kuraray Co Ltd(a)	411,524
6,062	LANXESS AG(a)	459,744
11,924	Linde AG(a)	2,269,775
4,566	Lonza Group AG(a)	989,069
88,600	Mitsubishi Chemical Holdings Corp(a)	738,193
11,600	Mitsubishi Gas Chemical Co Inc(a)	246,377
7,800	Mitsubishi Materials Corp(a)	236,702
62,000	Mitsui Chemicals Inc(a)	330,173
22,424	Mondi PLC(a)	587,708
49,672	Newcrest Mining Ltd(a)	770,896
10,600	Nippon Paint Holdings Co Ltd(a)	403,274
48,774	Nippon Steel & Sumitomo Metal Corp(a)	1,105,255
8,100	Nissan Chemical Industries Ltd(a)(c)	268,409
10,100	Nitto Denko Corp(a)	834,072
88,902	Norsk Hydro ASA(a)	491,984
15,112	Novozymes A/S Class B(a)	661,137
57,000	Oji Holdings Corp(a)	295,117
Shares		Fair Value
Basic Materials — (continued)
6,215	Randgold Resources Ltd(a)	$ 551,090
27,524	Rio Tinto Ltd(a)	1,337,626
79,274	Rio Tinto PLC(a)	3,356,898
24,900	Shin-Etsu Chemical Co Ltd(a)	2,266,221
4,736	Solvay SA(a)	635,626
349,879	South32 Ltd(a)	720,576
34,540	Stora Enso OYJ Class R(a)	446,329
105,000	Sumitomo Chemical Co Ltd(a)	606,879
33,000	Sumitomo Metal Mining Co Ltd(a)	441,081
8,174	Symrise AG(a)	579,949
8,000	Taiyo Nippon Sanso Corp(a)(c)	90,234
12,200	Teijin Ltd(a)	235,424
23,512	ThyssenKrupp AG(a)	670,093
95,000	Toray Industries Inc(a)	797,019
38,000	Tosoh Corp(a)	391,636
5,707	Umicore SA(a)	396,986
34,383	UPM-Kymmene OYJ(a)	980,424
7,555	Voestalpine AG(a)	352,138
10,932	Yara International ASA(a)	411,068
		58,235,173
Communications — 6.38%
23,446	Altice SA Class A(a)(c)	540,183
7,458	Altice SA Class B(a)(c)	172,023
63,776	Auto Trader Group PLC(a)(d)	315,904
2,905	Axel Springer SE(a)	174,739
9,448	Belgacom SA(a)	330,675
134,649	Bezeq The Israeli Telecommunication Corp Ltd(a)	223,355
549,784	BT Group PLC(a)	2,113,705
14,000	Dentsu Inc(a)	671,622
212,990	Deutsche Telekom AG(a)	3,839,147
9,048	Elisa OYJ(a)	350,992
10,800	Eutelsat Communications SA(a)	275,562
13,800	Hakuhodo DY Holdings Inc(a)	183,784
1,200	Hikari Tsushin Inc(a)	126,427
178,900	HKT Trust & HKT Ltd	234,639
1,689	Iliad SA(a)	399,159
29,209	Inmarsat PLC(a)	292,753
231,989	ITV PLC(a)	548,834
4,510	JCDecaux SA(a)	147,868
8,500	Kakaku.com Inc(a)	122,187
119,300	KDDI Corp(a)	3,155,202
224,996	Koninklijke KPN NV(a)	720,116
7,247	Lagardere SCA(a)(b)	228,674
2,800	LINE Corp(a)(b)(c)	97,205
12,900	M3 Inc(a)(c)	355,864
4,404	Millicom International Cellular SA(a)	260,488
2,600	Mixi Inc(a)	144,688
3,975	NICE-Systems Ltd(a)(b)	313,175
44,800	Nippon Telegraph & Telephone Corp(a)	2,114,744
381,741	Nokia OYJ(a)(c)	2,340,737
88,300	NTT DOCOMO Inc(a)	2,088,356
127,517	Orange SA(a)	2,029,426

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
Communications — (continued)
262,000	PCCW Ltd(a)	$ 148,898
54,097	Pearson PLC(a)	486,736
14,394	ProSiebenSat.1 Media AG(a)	603,822
12,785	Publicis Groupe SA(a)	952,907
61,500	Rakuten Inc(a)	725,756
2,746	RTL Group SA(a)	207,458
14,940	SBI Holdings Inc(a)	203,164
5,071	Schibsted ASA Class A(a)	122,479
5,688	Schibsted ASA Class B(a)	125,816
20,580	Seek Ltd(a)	267,447
23,649	SES SA(a)	554,024
102,200	Singapore Press Holdings Ltd(a)(b)(c)	239,789
527,100	Singapore Telecommunications Ltd(a)	1,488,573
67,983	Sky PLC(a)	880,019
52,700	SoftBank Group Corp(a)	4,283,991
126,385	Spark New Zealand Ltd(a)	350,193
41,800	StarHub Ltd(a)	82,584
11,400	Start Today Co Ltd(a)	280,949
1,668	Swisscom AG(a)	806,144
54,222	TDC A/S(a)	315,322
22,195	Tele2 AB Class B(a)	232,596
398,651	Telecom Italia RNC(a)	295,012
690,522	Telecom Italia SpA(a)(c)	638,853
199,235	Telefonaktiebolaget LM Ericsson Class B(a)	1,432,526
48,715	Telefonica Deutschland Holding AG(a)	243,624
294,221	Telefonica SA(a)	3,045,669
3,041	Telenet Group Holding NV(a)(c)	191,568
48,464	Telenor ASA(a)	804,030
167,453	TeliaSonera AB(a)	771,722
263,588	Telstra Corp Ltd(a)	870,928
22,307	TPG Telecom Ltd(a)(b)	97,727
7,100	Trend Micro Inc(a)	366,950
8,097	United Internet AG(a)	445,612
67,529	Vivendi SA(a)	1,503,703
1,712,203	Vodafone Group PLC(a)	4,861,485
19,799	Wolters Kluwer NV(a)(b)(c)	837,360
82,753	WPP PLC(a)	1,741,433
90,400	Yahoo Japan Corp(a)	392,989
		56,812,091
Consumer, Cyclical — 12.45%
2,100	ABC-Mart Inc(a)(c)	123,758
11,718	Accor SA(a)	549,683
12,233	Adidas AG(a)	2,345,668
39,800	Aeon Co Ltd(a)	605,342
11,800	Aisin Seiki Co Ltd(a)	606,598
63,000	ANA Holdings Inc(a)	219,365
36,471	Aristocrat Leisure Ltd(a)	632,295
10,500	Asics Corp(a)	195,138
13,400	Bandai Namco Holdings Inc(a)	457,843
64,088	Barratt Developments PLC(a)	470,264
21,619	Bayerische Motoren Werke AG(a)	2,010,728
8,436	Berkeley Group Holdings PLC(a)	354,622
42,300	Bridgestone Corp(a)	1,828,696
Shares		Fair Value
Consumer, Cyclical — (continued)
20,566	Bunzl PLC(a)	$ 612,856
28,970	Burberry Group PLC(a)	626,499
12,266	Carnival PLC(a)	810,277
3,623	Christian Dior SE(b)	1,042,367
33,950	Cie Financiere Richemont SA(a)	2,809,323
10,978	Cie Generale des Etablissements Michelin(a)(b)	1,461,110
26,800	City Developments Ltd(a)	208,762
99,766	Compass Group PLC(a)	2,104,535
7,123	Continental AG(a)	1,540,921
23,402	Crown Resorts Ltd(a)	220,868
61,901	Daimler AG(a)	4,489,606
36,900	Daiwa House Industry Co Ltd(a)	1,262,924
30,000	Denso Corp(a)	1,273,144
14,020	Deutsche Lufthansa AG(a)	319,510
60,232	Dixons Carphone PLC(a)	222,580
3,969	Domino's Pizza Enterprises Ltd(a)(b)	158,822
7,900	Don Quijote Holdings Co Ltd(a)	300,159
2,292	Dufry AG(a)(c)	376,141
10,759	Easy Jet PLC(a)(c)	190,457
14,576	Electrolux AB Class B(a)	477,965
5,400	FamilyMart Co Ltd(a)	309,236
3,500	Fast Retailing Co Ltd(a)	1,170,486
8,074	Ferrari NV(a)	694,779
56,912	Fiat Chrysler Automobiles NV(a)(c)	601,252
3,924	Flight Centre Travel Group Ltd(a)(b)	115,503
39,100	Fuji Heavy Industries Ltd(a)	1,325,805
153,000	Galaxy Entertainment Group Ltd(a)	928,604
400,500	Genting Singapore PLC(a)	315,540
112,228	GKN PLC(a)(c)	476,553
30,758	Harvey Norman Holdings Ltd(a)(b)(c)	90,320
61,472	Hennes & Mauritz AB Class B(a)	1,532,622
1,355	Hermes International(a)	669,339
16,700	Hino Motors Ltd(a)	186,465
110,400	Honda Motor Co Ltd(a)	3,024,748
3,300	Hoshizaki Electric Co Ltd(a)	299,412
4,168	Hugo Boss AG(a)	292,187
10,056	Iida Group Holdings Co Ltd(a)	167,850
70,918	Inditex SA(a)	2,723,612
11,993	InterContinental Hotels Group PLC(a)	665,862
41,229	International Consolidated Airlines Group SA(a)	327,577
22,900	Isetan Mitsukoshi Holdings Ltd(a)	230,379
35,000	Isuzu Motors Ltd(a)	434,608
95,900	ITOCHU Corp(a)	1,427,848
16,600	J Front Retailing Co Ltd(a)	255,814
6,700	Japan Airlines Co Ltd(a)	207,537
6,055	Jardine Cycle & Carriage Ltd(a)	194,951
14,900	JTEKT Corp(a)	219,259
4,931	Kering (a)	1,679,068
138,784	Kingfisher PLC(a)	543,427
7,500	Koito Manufacturing Co Ltd(a)(c)	387,829

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
2,800	Lawson Inc(a)	$ 195,953
382,000	Li & Fung Ltd(a)	138,933
10,989	Luxottica Group SpA(a)	639,649
18,137	LVMH Moet Hennessy Louis Vuitton SE(a)(b)	4,535,264
99,519	Marks & Spencer Group PLC(a)(b)	431,797
105,600	Marubeni Corp(a)	684,146
14,500	Marui Group Co Ltd(a)	214,250
37,000	Mazda Motor Corp(a)	519,809
4,500	McDonald's Holdings Co Japan Ltd(a)	172,627
12,387	Melco Crown Entertainment Ltd ADR	278,088
45,603	Merlin Entertainments PLC(a)(d)	285,500
54,000	MGM China Holdings Ltd(a)	120,086
98,100	Mitsubishi Corp(a)	2,062,162
38,100	Mitsubishi Motors Corp(a)	251,961
111,100	Mitsui & Co Ltd(a)	1,590,490
11,318	Mobileye NV(c)	710,770
8,480	Next PLC(a)	425,790
17,000	NGK Insulators Ltd(a)	340,818
11,600	NGK Spark Plug Co Ltd(a)	248,478
7,400	Nintendo Co Ltd(a)	2,477,458
149,600	Nissan Motor Co Ltd(a)	1,493,746
5,200	Nitori Holdings Co Ltd(a)	696,089
7,000	NOK Corp(a)(c)	148,608
7,116	Nokian Renkaat OYJ(a)	294,557
14,100	Oriental Land Co Ltd(a)	955,628
5,120	Paddy Power Betfair PLC	546,596
137,900	Panasonic Corp(a)	1,878,924
7,217	Pandora A/S(a)	673,524
19,491	Persimmon PLC(a)	569,013
31,461	Peugeot SA(a)	627,008
9,800	Porsche Automobil Holding SE(a)	551,459
31,289	Qantas Airways Ltd(a)	137,532
11,387	Renault SA(a)	1,030,245
20,055	Rexel SA(a)	327,746
11,014	Ryanair Holdings PLC(a)(c)	225,273
1,600	Ryohin Keikaku Co Ltd(a)	400,449
153,600	Sands China Ltd(a)	703,110
3,000	Sankyo Co Ltd(a)	101,911
10,739	Schaeffler AG(a)	154,068
1,478	SEB SA(a)	265,285
13,300	Sega Sammy Holdings Inc(a)	179,313
24,900	Sekisui Chemical Co Ltd(a)	446,792
37,400	Sekisui House Ltd(a)	660,993
96,000	Shangri-La Asia Ltd	162,798
70,000	Sharp Corp(a)(b)(c)	259,470
1,500	Shimamura Co Ltd(a)	183,888
4,800	Shimano Inc(a)	762,137
37,000	Singapore Airlines Ltd(a)	271,922
132,000	SJM Holdings Ltd(a)	139,085
5,619	Sodexo SA(a)	726,214
81,000	Sony Corp(a)	3,089,643
9,300	Stanley Electric Co Ltd(a)	281,835
77,400	Sumitomo Corp(a)	1,009,310
48,700	Sumitomo Electric Industries Ltd(a)	753,409
Shares		Fair Value
Consumer, Cyclical — (continued)
10,800	Sumitomo Rubber Industries Ltd(a)	$ 182,904
4,800	Sundrug Co Ltd(a)	179,051
22,600	Suzuki Motor Corp(a)	1,076,618
3,155	Swatch Group AG	230,481
2,042	Swatch Group AG(a)	755,263
48,670	Tabcorp Holdings Ltd(a)	163,457
18,000	Takashimaya Co Ltd(a)	171,721
89,492	Tatts Group Ltd(a)	287,488
207,694	Taylor Wimpey PLC(a)	476,690
7,100	Toho Co Ltd(a)	218,964
3,800	Toyoda Gosei Co Ltd(a)(c)	91,054
10,600	Toyota Industries Corp(a)	560,637
167,255	Toyota Motor Corp(a)	8,791,509
13,600	Toyota Tsusho Corp(a)	408,895
15,083	Travis Perkins PLC(a)	285,732
2,400	Tsuruha Holdings Inc(a)	255,033
30,346	TUI AG(a)	441,986
14,800	USS Co Ltd(a)	294,980
15,603	Valeo SA(a)(b)	1,049,755
2,027	Volkswagen AG(a)	314,826
100,479	Volvo AB Class B(a)	1,713,533
11,823	Whitbread PLC(a)	610,854
16,428	Wolseley PLC(a)	1,008,105
109,200	Wynn Macau Ltd(a)	254,989
35,000	Yamada Denki Co Ltd(a)	174,022
10,800	Yamaha Corp(a)	373,885
17,800	Yamaha Motor Co Ltd(a)	461,899
6,700	Yokohama Rubber Co Ltd(a)	135,067
45,500	Yue Yuen Industrial Holdings Ltd(a)	188,711
5,510	Zalando SE(a)(c)(d)	251,956
		110,848,972
Consumer, Non-Cyclical — 23.49%
42,520	Abertis Infraestructuras SA(a)	788,173
10,732	Adecco SA(a)	817,587
8,799	AerCap Holdings NV(c)	408,538
36,000	Ajinomoto Co Inc(a)	778,470
12,200	Alfresa Holdings Corp(a)(c)	235,864
49,059	Anheuser-Busch InBev SA/NV(a)	5,418,505
25,000	Asahi Group Holdings Ltd(a)	941,507
32,675	Ashtead Group PLC(a)	675,709
23,296	Associated British Foods PLC(a)	891,175
139,500	Astellas Pharma Inc(a)	1,709,810
81,731	AstraZeneca PLC(a)	5,473,593
27,097	Atlantia SpA(a)	762,225
16,724	Babcock International Group PLC(a)	191,675
153	Barry Callebaut AG(a)	210,607
53,186	Bayer AG(a)	6,893,462
5,775	Beiersdorf AG(a)	607,425
4,100	Benesse Holdings Inc(a)	154,997
103,647	Brambles Ltd(a)	775,028
120,261	British American Tobacco PLC(a)	8,193,412
15,761	Bureau Veritas SA(a)	348,877
5,500	Calbee Inc(a)	216,331

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
43,096	Capita PLC(a)	$ 388,081
6,605	Carlsberg A/S Class B(a)(b)	705,846
37,384	Carrefour SA(a)(b)	945,142
3,820	Casino Guichard Perrachon SA(a)	226,237
6,564	CHR Hansen Holding A/S(a)	477,379
14,900	Chugai Pharmaceutical Co Ltd(a)	558,242
37,230	Coca-Cola Amatil Ltd(a)	264,189
6,700	Coca-Cola Bottlers Japan Inc(a)	194,003
14,000	Coca-Cola European Partners PLC(a)	567,242
10,779	Coca-Cola HBC AG(a)	317,142
3,511	Cochlear Ltd(a)	419,343
7,768	Coloplast A/S Class B(a)	649,291
3,646	Colruyt SA(a)	192,031
75,140	ConvaTec Group PLC(c)(d)	312,341
29,640	CSL Ltd(a)	3,145,679
6,500	Cyberdyne Inc(a)(b)(c)	86,616
34,000	Dai Nippon Printing Co Ltd(a)	378,758
37,200	Daiichi Sankyo Co Ltd(a)	878,028
39,349	Danone SA(a)	2,953,448
161,929	Diageo PLC(a)	4,784,259
37,679	Distribuidora Internacional de Alimentacion SA(a)(b)	235,132
13,067	Edenred (a)	340,855
16,600	Eisai Co Ltd(a)	918,438
13,290	Essilor International SA(a)(b)	1,690,661
718	Eurofins Scientific SE(a)	405,100
61,746	Experian PLC(a)	1,266,405
163,500	First Pacific Co Ltd(a)	120,575
13,607	Fresenius Medical Care AG & Co KGaA(a)	1,313,033
26,435	Fresenius SE(a)	2,269,527
2,509	Frutarom Industries Ltd(a)	175,160
96,870	G4S PLC(a)	411,856
3,698	Genmab A/S(a)(c)	788,487
13,148	Getinge AB Class B(a)	257,520
314,155	GlaxoSmithKline PLC(a)	6,685,489
518,400	Golden Agri-Resources Ltd(a)	141,200
20,092	Grifols SA(a)	560,189
30,954	Groupe Eurotunnel SE(a)	330,265
4,439	H Lundbeck A/S(a)	249,193
117,051	Healthscope Ltd(a)	198,927
6,580	Heineken Holding NV(a)	603,125
14,615	Heineken NV(a)	1,421,088
6,863	Henkel AG & Co KGaA(a)	831,346
9,292	Hikma Pharmaceuticals PLC(a)(b)	177,836
4,200	Hisamitsu Pharmaceutical Co Inc(a)	201,363
278,400	Hutchison Port Holdings Trust(a)	119,613
5,505	ICA Gruppen AB(a)	205,072
62,354	Imperial Tobacco Group PLC(a)	2,801,620
10,567	Intertek Group PLC(a)	580,366
2,414	Ipsen SA(a)	330,327
10,848	ISS A/S(a)	426,122
89,073	J Sainsbury PLC(a)	292,051
69,700	Japan Tobacco Inc(a)	2,449,823
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
15,529	Jeronimo Martins SGPS SA(a)	$ 303,185
32,600	Kao Corp(a)	1,938,342
10,223	Kerry Group PLC Class A	879,570
10,000	Kikkoman Corp(a)	319,882
53,400	Kirin Holdings Co Ltd(a)	1,089,285
81,881	Koninklijke Ahold NV(a)	1,562,885
1,900	Kose Corp(a)(c)	208,374
17,600	Kyowa Hakko Kirin Co Ltd(a)	327,343
64	Lindt & Sprungli AG	371,092
7	Lindt & Sprungli AG(a)(c)	488,101
16,000	Lion Corp(a)	331,870
16,123	L'Oreal SA(a)	3,361,886
24,750	Marine Harvest ASA(a)	423,453
23,927	Mediclinic International PLC(a)(b)	231,682
11,100	Medipal Holdings Corp(a)(c)	205,817
7,500	MEIJI Holdings Co Ltd(a)	608,167
8,363	Merck KGaA(a)	1,011,914
11,828	Metro AG(a)	399,576
3,200	Miraca Holdings Inc(a)	144,125
14,100	Mitsubishi Tanabe Pharma Corp(a)	326,163
199,426	Nestle SA(a)	17,393,473
10,000	NH Foods Ltd(a)(c)	304,201
13,425	Nisshin Seifun Group Inc(a)(c)	220,702
3,800	Nissin Foods Holdings Co Ltd(a)	237,613
143,741	Novartis AG(a)	12,006,198
116,238	Novo Nordisk A/S Class B(a)	4,994,431
19,100	Olympus Corp(a)	699,794
27,500	Ono Pharmaceutical Co Ltd(a)	599,813
6,982	Orion Oyj Class B(a)	446,017
54,572	Orkla ASA(a)	554,670
24,600	Otsuka Holdings Co Ltd(a)	1,050,304
6,600	Park24 Co Ltd(a)	167,946
13,512	Pernod Ricard SA(a)	1,809,357
6,000	Pola Orbis Holdings Inc(a)	158,740
14,729	Qiagen NV(a)	498,985
9,057	Ramsay Health Care Ltd(a)	512,460
7,585	Randstad Holding NV(a)	442,215
42,680	Reckitt Benckiser Group PLC(a)	4,326,071
6,710	Recordati SpA	272,220
70,500	Recruit Holdings Co Ltd(a)	1,213,297
61,892	RELX NV(a)	1,276,018
68,510	RELX PLC(a)	1,480,096
1,482	Remy Cointreau SA(a)(b)	172,748
45,086	Roche Holding AG(a)	11,520,146
24,649	Ryman Healthcare Ltd(c)	149,740
74,480	Sanofi (a)	7,136,686
24,600	Santen Pharmaceutical Co Ltd(a)	334,145
13,500	Secom Co Ltd(a)	1,027,148
21,452	Securitas AB Class B(a)	361,820
48,900	Seven & i Holdings Co Ltd(a)	2,017,831
359	SGS SA(a)	870,462
16,000	Shimadzu Corp(a)	304,883
19,200	Shionogi & Co Ltd(a)	1,070,552
58,258	Shire PLC(a)	3,211,923
24,900	Shiseido Co Ltd(a)	887,627
54,849	Smith & Nephew PLC(a)	946,450

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
1,841	Societe BIC SA(a)	$ 218,603
4,600	Sohgo Security Services Co Ltd(a)(c)	207,644
25,551	Sonic Healthcare Ltd(a)	475,728
3,159	Sonova Holding AG(a)	513,885
611	Straumann Holding AG(a)	347,947
10,700	Sumitomo Dainippon Pharma Co Ltd(a)	146,054
9,100	Suntory Beverage & Food Ltd(a)	422,976
5,160	Suzuken Co Ltd(a)(c)	171,767
12,116	Swedish Match AB(a)	426,857
10,100	Sysmex Corp(a)	604,523
2,200	Taisho Pharmaceutical Holdings Co Ltd(a)	167,628
45,200	Takeda Pharmaceutical Co Ltd(a)	2,294,758
977	Taro Pharmaceutical Industries Ltd(b)(c)	109,483
27,585	Tate & Lyle PLC(a)	237,559
20,200	Terumo Corp(a)	797,071
528,697	Tesco PLC(a)(c)	1,163,657
59,940	Teva Pharmaceutical Industries Ltd Sponsored ADR	1,991,207
33,000	Toppan Printing Co Ltd(a)	362,868
6,200	Toyo Suisan Kaisha Ltd(a)	237,873
127,101	Transurban Group(a)	1,157,558
46,950	Treasury Wine Estates Ltd(a)	474,755
8,376	UCB SA(a)	576,072
26,200	Unicharm Corp(a)	659,610
105,033	Unilever NV(a)	5,798,022
82,772	Unilever PLC(a)	4,478,928
2,610	Vifor Pharma AG(a)	288,295
72,402	Wesfarmers Ltd(a)	2,232,511
544,500	WH Group Ltd(a)(d)	549,821
6,265	William Demant Holding A/S(a)(c)	162,100
98,900	Wilmar International Ltd(a)	240,559
138,227	WM Morrison Supermarkets PLC(a)	433,971
84,566	Woolworths Ltd(a)	1,659,944
5,600	Yakult Honsha Co Ltd(a)(b)	381,713
8,000	Yamazaki Baking Co Ltd(a)(c)	159,495
		209,094,967
Diversified — 0.66%
54,316	Bollore SA(a)(c)	246,965
175,424	CK Hutchison Holdings Ltd(a)	2,201,492
9,139	Industrivarden AB Class C(a)	219,241
13,779	Jardine Matheson Holdings Ltd(a)	884,556
13,500	Jardine Strategic Holdings Ltd	554,850
92,000	Keppel Corp Ltd(a)	420,135
82,527	NWS Holdings Ltd(a)	162,305
30,500	Swire Pacific Ltd Class A(a)	297,731
1,542	Wendel SA(a)	228,077
Shares		Fair Value
Diversified — (continued)
75,300	Wharf Holdings Ltd(a)	$ 623,084
		5,838,436
Energy — 4.70%
72,879	APA Group(a)	513,520
1,255,253	BP PLC(a)	7,244,758
16,543	Caltex Australia Ltd(a)	401,717
5,727	DCC PLC(a)	457,036
165,582	Eni SpA(a)	2,488,351
29,829	Galp Energia SGPS SA(a)	452,023
4,500	Idemitsu Kosan Co Ltd(a)	128,019
62,100	Inpex Corp(a)	599,604
193,550	JX Holdings Inc(a)	846,880
4,454	Koninklijke Vopak NV(a)	206,394
11,956	Lundin Petroleum AB(a)(c)	230,440
8,403	Neste OYJ(a)	331,591
91,313	Oil Search Ltd(a)	478,167
8,631	OMV AG(a)	448,318
14,456	Petrofac Ltd(a)(b)	83,103
73,485	Repsol SA(a)	1,126,610
286,769	Royal Dutch Shell PLC Class A(a)	7,617,246
241,114	Royal Dutch Shell PLC Class B(a)	6,471,510
39,907	Saipem SpA(a)(c)	147,784
108,531	Santos Ltd(a)(c)	252,424
10,500	Showa Shell Sekiyu KK(a)	97,528
73,970	Statoil ASA(a)	1,226,576
151,339	Total SA(a)	7,513,545
14,103	Vestas Wind Systems A/S(a)	1,302,657
49,669	Woodside Petroleum Ltd(a)	1,139,357
		41,805,158
Financial — 24.55%
64,584	3i Group PLC(a)	758,933
54,569	Aberdeen Asset Management PLC(a)	214,774
24,203	ABN AMRO Group NV(a)(c)(d)	641,184
25,100	Acom Co Ltd(a)(c)	114,890
13,327	Admiral Group PLC(a)	347,594
118,264	Aegon NV(a)	605,266
7,200	AEON Financial Service Co Ltd(a)	152,799
6,710	Aeon Mall Co Ltd(a)	132,569
11,890	Ageas (a)	478,825
778,200	AIA Group Ltd(a)	5,693,592
29,458	Allianz SE(a)	5,813,317
190,709	AMP Ltd(a)	760,972
80,000	Aozora Bank Ltd(a)	305,431
132,975	Ascendas REIT(a)	251,955
76,131	Assicurazioni Generali SpA(a)	1,256,634
12,855	ASX Ltd(a)	529,638
187,405	Australia & New Zealand Banking Group Ltd(a)	4,136,335
263,452	Aviva PLC(a)	1,805,406
126,149	AXA SA(a)(b)	3,454,389
3,061	Azrieli Group(a)	170,036
3,285	Baloise Holding AG(a)	508,846

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
Financial — (continued)
429,279	Banco Bilbao Vizcaya Argentaria SA(a)	$ 3,575,879
336,729	Banco de Sabadell SA(a)	685,095
106,001	Banco Espirito Santo SA(a)(c)	152
937,349	Banco Santander SA(a)(c)	6,223,902
70,173	Bank Hapoalim BM(a)	473,188
89,582	Bank Leumi Le-Israel BM(a)	435,235
77,790	Bank of East Asia Ltd(a)(b)	334,339
1,794,615	Bank of Ireland(a)(c)	471,447
19,000	Bank of Kyoto Ltd(a)(c)	180,045
25,220	Bank of Queensland Ltd(a)	221,890
76,711	Bankia SA(c)	370,789
45,336	Bankinter SA(a)	418,223
1,082,092	Barclays PLC(a)	2,861,197
28,426	Bendigo & Adelaide Bank Ltd(a)	241,978
72,432	BNP Paribas SA(a)	5,214,588
245,000	BOC Hong Kong Holdings Ltd(a)	1,172,500
63,386	British Land Co PLC REIT(a)	499,993
236,747	CaixaBank SA(a)	1,131,743
146,200	CapitaLand Commercial Trust REIT(a)(c)	176,202
151,600	CapitaLand Ltd(a)	385,219
151,900	CapitaLand Mall Trust REIT(a)(c)	217,845
35,861	Challenger Ltd(a)(c)	367,771
168,924	Cheung Kong Property Holdings Ltd(a)	1,321,878
44,000	Chiba Bank Ltd(a)(c)	320,207
11,700	Chugoku Bank Ltd(a)(c)	175,657
9,603	CNP Assurances(a)	215,551
67,479	Commerzbank AG(a)(c)	805,764
111,080	Commonwealth Bank of Australia(a)	7,066,481
79,100	Concordia Financial Group Ltd(a)	400,910
68,577	Credit Agricole SA(a)	1,104,665
7,600	Credit Saison Co Ltd(a)	148,815
158,035	Credit Suisse Group AG(a)	2,299,566
70,700	Dai-ichi Life Insurance Co Ltd(a)	1,283,305
4,400	Daito Trust Construction Co Ltd(a)	685,501
80	Daiwa House REIT Investment Corp(a)(c)	189,889
108,000	Daiwa Securities Group Inc(a)	643,108
44,058	Danske Bank A/S(a)	1,695,047
117,583	DBS Group Holdings Ltd(a)	1,769,714
134,551	Deutsche Bank AG(a)	2,392,293
12,446	Deutsche Boerse AG(a)	1,314,675
22,563	Deutsche Wohnen AG(a)	864,558
58,222	Dexus Property Group REIT(a)	423,890
90,876	Direct Line Insurance Group PLC(a)	420,865
63,131	DNB ASA(a)	1,074,792
18,603	Erste Group Bank AG(a)	712,585
2,842	Eurazeo SA	213,230
6,553	EXOR NV(a)	355,586
2,192	Fonciere Des Regions REIT(a)	203,328
46,000	Fukuoka Financial Group Inc(a)	219,476
2,676	Gecina SA(a)(c)	420,021
Shares		Fair Value
Financial — (continued)
12,726	Gjensidige Forsikring ASA(a)	$ 217,232
173,000	Global Logistic Properties Ltd(a)	359,401
115,026	Goodman Group REIT(a)	695,191
119,138	GPT Group REIT(a)	438,192
5,296	Groupe Bruxelles Lambert SA(a)	509,758
25,000	Hachijuni Bank Ltd(a)	159,289
51,778	Hammerson PLC REIT(a)	387,063
58,000	Hang Lung Group Ltd(a)	239,981
140,000	Hang Lung Properties Ltd(a)	349,881
49,300	Hang Seng Bank Ltd(a)	1,031,366
4,074	Hannover Rueck SE(a)	489,344
17,506	Hargreaves Lansdown PLC(a)	296,629
72,406	Henderson Land Development Co Ltd(a)	403,732
31,000	Hiroshima Bank Ltd(a)(c)	137,994
74,556	Hong Kong Exchanges & Clearing Ltd(a)	1,926,109
76,100	Hongkong Land Holdings Ltd(a)	560,037
1,274,140	HSBC Holdings PLC(a)	11,824,923
18,300	Hulic Co Ltd(a)(c)	187,407
40,000	Hysan Development Co Ltd(a)	190,896
2,236	ICADE REIT(a)(b)	187,581
248,243	ING Groep NV(a)	4,285,371
157,567	Insurance Australia Group Ltd(a)(c)	821,182
59,822	Intesa Sanpaolo RNC(a)(c)	177,975
829,025	Intesa Sanpaolo SpA(a)	2,636,978
64,971	Intu Properties PLC REIT(a)	227,763
42,339	Investec PLC(a)	316,082
29,846	Investor AB Class B(a)	1,439,966
34,800	Japan Exchange Group Inc(a)	632,762
25,900	Japan Post Bank Co Ltd(a)	332,482
28,500	Japan Post Holdings Co Ltd(a)	354,522
57	Japan Prime Realty Investment Corp REIT	197,391
84	Japan Real Estate Investment Corp REIT	417,479
171	Japan Retail Fund Investment Corp REIT(a)	315,560
14,886	Julius Baer Group Ltd(a)	786,520
16,162	KBC Groep NV(a)	1,225,390
47,500	Kerry Properties Ltd(a)	161,281
13,720	Kinnevik AB Class B(a)(c)	420,616
14,258	Klepierre REIT(a)(b)	584,376
20,000	Kyushu Financial Group Inc(a)	126,731
51,053	Land Securities Group PLC REIT(a)	673,373
2,488	LE Lundbergforetagen AB Class B(a)(c)	196,527
385,838	Legal & General Group PLC(a)	1,297,850
146,000	Link REIT(a)	1,110,628
4,507,862	Lloyds Banking Group PLC(a)	3,884,201
20,534	London Stock Exchange Group PLC(a)	976,488
19,867	Macquarie Group Ltd(a)	1,351,030
72,881	Mapfre SA(a)	255,099
52,650	Mebuki Financial Group Inc(a)	196,581
178,708	Medibank Private Ltd(a)	384,780
36,406	Mediobanca SpA(a)	360,167
250,802	Mirvac Group REIT(a)	410,121

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
Financial — (continued)
79,000	Mitsubishi Estate Co Ltd(a)	$ 1,476,731
772,900	Mitsubishi UFJ Financial Group Inc(a)	5,213,248
31,900	Mitsubishi UFJ Lease & Finance Co Ltd(a)(c)	175,021
56,600	Mitsui Fudosan Co Ltd(a)	1,356,052
8,477	Mizrahi Tefahot Bank Ltd(a)(c)	154,130
1,561,800	Mizuho Financial Group Inc(a)	2,863,519
30,800	MS&AD Insurance Group Holdings Inc(a)	1,038,844
10,209	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen(a)	2,065,825
172,639	National Australia Bank Ltd(a)	3,927,261
62,424	Natixis SA(a)	419,035
373,134	New World Development Co Ltd(a)	472,982
91	Nippon Building Fund Inc REIT	464,405
110	Nippon Prologis REIT Inc(a)	234,138
20,135	NN Group NV(a)(b)	714,453
227,800	Nomura Holdings Inc(a)	1,373,735
8,400	Nomura Real Estate Holdings Inc(a)	165,309
231	Nomura Real Estate Master Fund Inc REIT(c)	315,667
194,855	Nordea Bank AB(a)(c)	2,481,757
321,783	Old Mutual PLC(a)	811,404
85,400	ORIX Corp(a)	1,328,812
206,666	Oversea-Chinese Banking Corp Ltd(a)	1,618,886
2,065	Pargesa Holding SA(a)	157,343
1,137	Partners Group Holding AG(a)	705,975
33,799	Poste Italiane SpA(a)(d)	231,760
9,875	Provident Financial PLC(a)	313,075
164,746	Prudential PLC(a)	3,780,488
88,667	QBE Insurance Group Ltd(a)	804,783
7,232	Raiffeisen Bank International AG(a)(c)	182,548
3,507	REA Group Ltd(a)	178,929
145,300	Resona Holdings Inc(a)	802,610
227,908	Royal Bank of Scotland Group PLC(a)(c)	735,096
67,402	RSA Insurance Group PLC(a)	540,250
29,078	Sampo OYJ Class A(a)	1,491,868
344,212	Scentre Group REIT(a)	1,070,186
8,153	Schroders PLC(a)	329,570
11,012	SCOR SE(a)	437,483
62,780	Segro PLC REIT(a)	400,065
36,500	Seven Bank Ltd(a)(b)	130,869
102,000	Shinsei Bank Ltd(a)	178,680
30,000	Shizuoka Bank Ltd(a)(c)	272,080
55,000	Singapore Exchange Ltd(a)	293,121
208,826	Sino Land Co Ltd(a)	342,137
99,905	Skandinaviska Enskilda Banken AB(a)	1,209,514
49,902	Societe Generale SA Class A(a)	2,691,005
22,950	Sompo Japan Nipponkoa Holdings Inc(a)	890,801
11,100	Sony Financial Holdings Inc(a)	189,832
33,704	St James's Place PLC(a)	519,061
208,524	Standard Chartered PLC(a)(c)	2,111,714
Shares		Fair Value
Financial — (continued)
127,743	Standard Life PLC(a)	$ 664,101
158,195	Stockland (a)(c)	531,993
85,900	Sumitomo Mitsui Financial Group Inc(a)	3,353,920
21,486	Sumitomo Mitsui Trust Holdings Inc(a)	771,762
23,000	Sumitomo Realty & Development Co Ltd(a)	712,270
94,000	Sun Hung Kai Properties Ltd(a)	1,380,877
83,143	Suncorp Group Ltd(a)	946,997
158,100	Suntec REIT(a)	214,566
11,100	Suruga Bank Ltd(a)(c)	269,957
97,114	Svenska Handelsbanken AB Class A(a)	1,390,879
58,999	Swedbank AB Class A(a)	1,439,921
81,600	Swire Properties Ltd(a)	268,988
2,041	Swiss Life Holding AG(a)	690,413
4,806	Swiss Prime Site AG(a)	436,963
20,996	Swiss Re AG(a)	1,924,132
35,200	T&D Holdings Inc(a)(c)	538,283
44,300	Tokio Marine Holdings Inc(a)	1,843,468
13,000	Tokyo Tatemono Co Ltd(a)	170,882
31,400	Tokyu Fudosan Holdings Corp(a)	186,218
6,902	Tryg A/S(a)	150,940
234,459	UBS Group AG(a)	3,987,183
6,520	Unibail-Rodamco SE REIT(a)(b)	1,642,893
123,532	UniCredit SpA(a)(c)	2,313,914
68,421	UnipolSai SpA(a)(b)	150,106
87,607	United Overseas Bank Ltd(a)	1,470,794
186	United Urban Investment Corp REIT(a)	265,359
31,206	UOL Group Ltd(a)(c)	173,144
214,476	Vicinity Centres REIT(a)	423,206
30,494	Vonovia SE(a)(c)	1,213,242
124,289	Westfield Corp REIT(a)	766,577
214,636	Westpac Banking Corp(a)	5,025,463
53,000	Wheelock & Co Ltd(a)	399,758
128,347	Worldpay Group PLC(a)(d)	526,027
13,000	Yamaguchi Financial Group Inc(a)	157,456
9,646	Zurich Insurance Group AG(a)	2,815,175
		218,563,124
Industrial — 12.80%
127,915	ABB Ltd(a)	3,174,993
12,900	ACS Actividades de Construccion y Servicios SA(a)	498,766
4,170	Aena SA(a)(d)	814,296
2,002	Aeroports de Paris(a)(b)(c)	322,709
37,699	Airbus Group SE(a)	3,111,136
17,698	Alfa Laval AB(a)	362,234
12,400	Alps Electric Co Ltd(a)	360,199
10,286	Alstom SA(a)(b)(c)	359,244
21,500	Amada Holdings Co Ltd(a)	249,393
72,394	Amcor Ltd(a)	901,863
4,766	Andritz AG(a)	287,547
253	AP Moeller - Maersk A/S Class A(a)	482,748

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
Industrial — (continued)
409	AP Moeller - Maersk A/S Class B(a)	$ 823,527
13,000	Asahi Glass Co Ltd(a)	549,027
61,801	Assa Abloy AB Class B(a)	1,362,185
43,789	Atlas Copco AB Class A(a)	1,683,765
26,019	Atlas Copco AB Class B(a)	899,340
59,546	Auckland International Airport Ltd(a)	311,139
130,723	Aurizon Holdings Ltd(a)	538,436
200,854	BAE Systems PLC(a)	1,656,806
65,599	Boral Ltd(a)	350,247
5,998	Boskalis Westminster NV(a)	194,791
13,994	Bouygues SA(a)	589,572
15,700	Brother Industries Ltd(a)	363,659
14,900	Casio Computer Co Ltd(a)	229,642
9,400	Central Japan Railway Co(a)	1,535,178
31,582	Cie de Saint-Gobain(a)	1,686,642
6,876	CIMIC Group Ltd(a)	205,165
44,000	CK Infrastructure Holdings Ltd(a)	369,612
65,991	CNH Industrial NV(a)	748,389
142,352	Cobham PLC	240,102
151,100	ComfortDelGro Corp Ltd(a)	252,383
54,481	CRH PLC(a)	1,930,992
15,300	Daikin Industries Ltd(a)	1,569,659
150	Dassault Aviation SA(a)	209,626
62,905	Deutsche Post AG(a)	2,361,349
1,800	Disco Corp(a)	288,705
12,705	DSV A/S(a)	780,394
21,500	East Japan Railway Co(a)	2,059,619
3,704	Eiffage SA(a)(c)	336,476
1,539	Elbit Systems Ltd(a)	189,843
12,400	FANUC Corp(a)	2,399,967
32,592	Ferrovial SA(a)(c)	723,973
26,809	Finmeccanica SpA(a)	446,365
46,330	Fletcher Building Ltd(a)	271,304
2,391	Fraport AG Frankfurt Airport Services Worldwide(a)	211,586
32,000	Fuji Electric Co Ltd(a)	169,256
26,000	FUJIFILM Holdings Corp(a)	937,494
15,299	Gamesa Corp Tecnologica SA(a)	327,331
12,238	GEA Group AG(a)(c)	502,507
2,311	Geberit AG(a)	1,079,145
8,900	Hamamatsu Photonics KK(a)	274,273
15,600	Hankyu Hanshin Holdings Inc(a)(c)	561,995
9,222	HeidelbergCement AG(a)	893,972
17,149	Hexagon AB Class B(a)	814,743
1,980	Hirose Electric Co Ltd(a)(c)	283,347
7,600	Hitachi Construction Machinery Co Ltd(a)	191,187
4,600	Hitachi High-Technologies Corp(a)	179,138
314,000	Hitachi Ltd(a)	1,936,027
1,345	HOCHTIEF AG(a)	246,914
29,459	Holcim Ltd(a)	1,693,099
24,200	Hoya Corp(a)	1,259,885
29,112	Husqvarna AB Class B(a)	289,379
95,000	IHI Corp(a)(c)	324,651
2,215	Imerys SA(a)(b)	192,803
Shares		Fair Value
Industrial — (continued)
18,204	IMI PLC(a)	$ 283,295
28,568	James Hardie Industries PLC(a)	450,227
3,100	Japan Airport Terminal Co Ltd(a)	119,008
14,000	JGC Corp(a)	228,051
59,000	Kajima Corp(a)	498,646
15,000	Kamigumi Co Ltd(a)	157,677
97,000	Kawasaki Heavy Industries Ltd(a)	288,732
33,000	Keihan Electric Railway Co Ltd(a)(c)	209,999
30,000	Keikyu Corp(a)	361,810
37,000	Keio Corp(a)(c)	310,143
9,500	Keisei Electric Railway Co Ltd(a)(c)	254,253
6,180	Keyence Corp(a)	2,720,608
118,000	Kintetsu Group Holdings Co Ltd(a)	455,253
60,500	Komatsu Ltd(a)	1,552,881
22,092	Kone OYJ Class B(a)	1,123,935
30,000	Konica Minolta Inc(a)	250,286
61,833	Koninklijke Philips NV(a)(b)(c)	2,201,178
68,300	Kubota Corp(a)	1,154,461
3,526	Kuehne + Nagel International AG(a)	589,489
5,500	Kurita Water Industries Ltd(a)	150,447
20,900	Kyocera Corp(a)	1,214,723
10,300	Kyushu Railway Co(a)(c)	334,071
17,540	Legrand SA(a)	1,225,723
37,386	Lend Lease Group(a)	478,487
17,600	LIXIL Group Corp(a)	441,146
3,300	Mabuchi Motor Co Ltd(a)	164,943
14,600	Makita Corp(a)	540,697
2,533	MAN SE Class A(a)	271,651
4,000	Maruichi Steel Tube Ltd(a)(c)	116,377
53,087	Meggitt PLC(a)	329,802
6,462	Metso OYJ(a)	224,218
21,100	Minebea Co Ltd(a)	341,228
18,000	MISUMI Group Inc(a)	412,554
125,000	Mitsubishi Electric Corp(a)	1,807,826
209,000	Mitsubishi Heavy Industries Ltd(a)	860,486
71,000	Mitsui OSK Lines Ltd(a)	209,656
94,065	MTR Corp Ltd(a)	529,335
12,500	Murata Manufacturing Co Ltd(a)	1,908,326
7,900	Nabtesco Corp(a)	230,396
59,000	Nagoya Railroad Co Ltd(a)(c)	275,300
168,000	NEC Corp(a)	446,612
15,500	Nidec Corp(a)	1,592,470
21,700	Nikon Corp(a)	347,833
5,200	Nippon Electric Glass Co Ltd(a)	189,684
53,000	Nippon Express Co Ltd(a)	332,584
98,000	Nippon Yusen KK(a)(c)	183,210
23,700	NSK Ltd(a)	298,235
42,600	Obayashi Corp(a)	501,919
18,500	Odakyu Electric Railway Co Ltd(a)	373,899
12,900	Omron Corp(a)	561,529
24,040	Orica Ltd(a)	382,018
5,744	OSRAM Licht AG(a)	458,499
12,458	Prysmian SpA(a)	367,431

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
Industrial — (continued)
2,300	Rinnai Corp(a)	$ 214,881
8,678,117	Rolls-Royce Holdings PLC(a)(c)	11,303
104,227	Rolls-Royce Holdings PLC(a)	1,208,217
61,769	Royal Mail PLC(a)	338,685
20,266	Safran SA(a)	1,858,524
70,408	Sandvik AB(a)	1,108,520
44,200	SATS Ltd(a)	163,968
3,749	Schindler Holding AG(a)	789,117
35,910	Schneider Electric SE(a)	2,759,671
11,100	Seibu Holdings Inc(a)	205,666
69,000	Sembcorp Industries Ltd(a)	154,252
35,000	Shimizu Corp Class A(a)	371,897
49,257	Siemens AG(a)	6,775,509
140	Sika AG(a)	898,818
95,600	Singapore Technologies Engineering Ltd(a)	255,401
21,783	Skanska AB Class B(a)	517,258
26,830	SKF AB Class B(a)	544,821
3,700	SMC Corp(a)	1,131,062
24,484	Smiths Group PLC(a)	508,753
37,000	Sumitomo Heavy Industries Ltd(a)	245,518
72,922	Sydney Airport(a)	397,227
82,000	Taiheiyo Cement Corp(a)	299,877
69,000	Taisei Corp(a)	631,112
91,000	Techtronic Industries Co Ltd(a)	418,145
31,156	Tenaris SA(a)	486,463
6,624	Thales SA(a)	712,905
7,700	THK Co Ltd(a)	219,444
61,000	Tobu Railway Co Ltd(a)(c)	333,272
68,000	Tokyu Corp(a)	519,628
263,000	Toshiba Corp(a)(b)(c)	637,094
9,600	TOTO Ltd(a)	367,822
11,100	Toyo Seikan Group Holdings Ltd(a)(c)	187,910
31,887	Vinci SA(a)(b)	2,720,014
9,703	Wartsila OYJ Abp(a)	573,812
14,970	Weir Group PLC(a)	337,677
10,900	West Japan Railway Co(a)	771,236
21,300	Yamato Holdings Co Ltd(a)	432,722
143,900	Yangzijiang Shipbuilding Holdings Ltd(a)	124,348
15,600	Yaskawa Electric Corp(a)	332,156
14,300	Yokogawa Electric Corp(a)	230,134
13,013	Zodiac Aerospace(a)	353,543
		113,913,368
Technology — 3.38%
28,360	Amadeus IT Holding SA Class A(a)	1,695,243
16,900	ASM Pacific Technology Ltd(a)	228,027
24,329	ASML Holding NV(a)	3,171,359
5,818	Atos SE(a)(b)	816,329
69,400	Canon Inc(a)	2,360,663
10,490	Cap Gemini SA(a)(b)	1,083,646
8,443	Check Point Software Technologies Ltd(c)	920,963
28,883	Computershare Ltd(a)	313,892
8,505	Dassault Systemes(a)	762,822
6,900	DeNA Co Ltd(a)	155,081
Shares		Fair Value
Technology — (continued)
122,000	Fujitsu Ltd(a)	$ 902,345
4,991	Gemalto NV(a)	299,346
73,392	Infineon Technologies AG(a)	1,558,891
3,716	Ingenico Group(a)	336,995
6,300	Konami Corp(a)	350,694
11,300	Nexon Co Ltd(a)(c)	224,145
8,723	Nomura Research Institute Ltd(a)	344,615
42,500	NTT Data Corp(a)(c)	474,157
22,163	NXP Semiconductors NV(c)	2,425,740
4,100	Obic Co Ltd(a)	252,461
2,600	Oracle Corp Japan(a)	169,124
3,600	Otsuka Corp(a)	223,935
43,500	Ricoh Co Ltd(a)	385,350
6,000	Rohm Co Ltd(a)	462,609
73,233	Sage Group PLC(a)	655,764
63,323	SAP SE(a)	6,628,118
18,000	Seiko Epson Corp(a)	401,623
37,831	STMicroelectronics NV(a)	543,993
8,100	TDK Corp(a)	535,426
10,300	Tokyo Electron Ltd(a)	1,392,488
		30,075,844
Utilities — 3.43%
43,453	AGL Energy Ltd(a)	851,524
114,571	AusNet Services(a)	152,761
369,078	Centrica PLC(a)	961,804
38,800	Chubu Electric Power Co Inc(a)	515,988
19,100	Chugoku Electric Power Co Inc(a)(c)	210,890
106,000	CLP Holdings Ltd(a)	1,120,881
43,089	Contact Energy Ltd(a)	164,506
9,505	DONG Energy A/S(a)(d)	429,018
133,732	E.ON SE(a)	1,262,428
157,939	EDP - Energias de Portugal SA(a)	516,655
8,900	Electric Power Development Co Ltd(a)	220,437
36,890	Electricite de France SA(a)	399,703
14,959	Enagas SA(a)(b)	419,815
21,377	Endesa SA(a)(b)	493,138
521,946	Enel SpA(a)(c)	2,799,462
29,165	Fortum OYJ(a)(c)	457,706
23,515	Gas Natural SDG SA(a)	550,451
103,732	GDF Suez(a)	1,565,708
179,000	HK Electric Investments & HK Electric Investments Ltd(a)(d)	164,575
537,127	Hong Kong & China Gas Co Ltd(a)	1,010,163
359,484	Iberdrola SA(a)	2,848,712
9,200	Innogy SE(a)(d)	362,080
46,300	Kansai Electric Power Co Inc(a)	638,451
27,400	Kyushu Electric Power Co Inc(a)(c)	333,012
77,682	Meridian Energy Ltd(a)	165,638
49,395	Mighty River Power Ltd	120,173
219,381	National Grid PLC(a)	2,717,965
111,397	Origin Energy Ltd(a)(c)	587,362
123,000	Osaka Gas Co Ltd(a)	503,666
89,500	Power Assets Holdings Ltd(a)	790,016

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
Utilities — (continued)
26,691	Red Electrica Corp SA(a)(b)	$ 558,388
32,117	RWE AG(a)(c)	641,565
15,776	Severn Trent PLC(a)	448,283
158,505	Snam SpA(a)	691,742
65,443	SSE PLC(a)	1,237,420
22,218	Suez Environnement Co(a)	411,399
91,648	Terna Rete Elettrica Nazionale SpA(a)	495,004
26,000	Toho Gas Co Ltd(a)	189,385
23,900	Tohoku Electric Power Co Inc(a)	331,233
97,400	Tokyo Electric Power Co Inc(a)(c)	402,101
121,000	Tokyo Gas Co Ltd(a)	630,252
45,324	United Utilities Group PLC(a)	512,040
29,690	Veolia Environnement SA(a)	628,140
		30,511,640
TOTAL COMMON STOCK — 98.38% (Cost $769,178,363)		$875,698,773
PREFERRED STOCK
Consumer, Cyclical — 0.24%
3,060	Bayerische Motoren Werke AG(a)	252,528
12,025	Volkswagen AG(a)	1,836,892
		2,089,420
Consumer, Non-Cyclical — 0.18%
11,768	Henkel AG & Co KGaA(a)	1,622,737
TOTAL PREFERRED STOCK — 0.42% (Cost $3,536,409)		$ 3,712,157
RIGHTS
Industrial — 0.00%(e)
12,900	ACS Actividades de Construccion y Servicios SA(c)	10,314
TOTAL RIGHTS — 0.00%(e) (Cost $7,218)		$ 10,314
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.65%
5,800,000	Federal Home Loan Mortgage Corp 0.96%, 07/03/2017	$ 5,799,694
Repurchase Agreements — 1.25%
$ 567,714	Undivided interest of 2.19% in a repurchase agreement (principal amount/value $25,935,160 with a maturity value of $25,937,451) with HSBC Securities (USA) Inc, 1.06%, dated 6/30/17 to be repurchased at $567,714 on 7/3/17 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 7.25%, 7/15/17 - 1/15/37, with a value of $26,453,907.(f)	567,714
2,632,765	Undivided interest of 2.21% in a repurchase agreement (principal amount/value $119,447,230 with a maturity value of $119,458,677) with Daiwa Capital Markets America Inc, 1.15%, dated 6/30/17 to be repurchased at $2,632,765 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 7/13/17 - 12/1/51, with a value of $121,836,176.(f)	2,632,765
466,402	Undivided interest of 2.23% in a repurchase agreement (principal amount/value $20,896,843 with a maturity value of $20,898,776) with BNP Paribas Securities Corp, 1.11%, dated 6/30/17 to be repurchased at $466,402 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 7/28/17 - 9/9/49, with a value of $21,314,780.(f)	466,402

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,632,765	Undivided interest of 2.24% in a repurchase agreement (principal amount/value $117,806,518 with a maturity value of $117,817,121) with RBC Capital Markets Corp, 1.08%, dated 6/30/17 to be repurchased at $2,632,765 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.38% - 7.00%, 2/19/19 - 6/1/47, with a value of $120,162,656.(f)	$ 2,632,765
2,632,765	Undivided interest of 2.25% in a repurchase agreement (principal amount/value $117,231,511 with a maturity value of $117,242,257) with Citigroup Global Markets Inc, 1.10%, dated 6/30/17 to be repurchased at $2,632,765 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.75%, 7/27/17 - 7/1/47, with a value of $119,576,141.(f)	2,632,765
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,152,639	Undivided interest of 3.23% in a repurchase agreement (principal amount/value $66,671,047 with a maturity value of $66,677,103) with ING Financial Markets LLC, 1.09%, dated 6/30/17 to be repurchased at $2,152,639 on 7/3/17 collateralized by various U.S. Government Agency securities, 1.83% - 5.42%, 5/1/19 - 10/1/46, with a value of $68,004,598.(f)	$ 2,152,639
		11,085,050
SHORT TERM INVESTMENTS — 1.90% (Cost $16,884,744)		$ 16,884,744
TOTAL INVESTMENTS — 100.70% (Cost $789,606,734)		$896,305,988
OTHER ASSETS & LIABILITIES, NET — (0.70)%		$ (6,209,980)
TOTAL NET ASSETS — 100.00%		$890,096,008

(a)	Security is fair valued under procedures adopted by the Board of Directors.
(b)	All or a portion of the security is on loan at June 30, 2017.
(c)	Non-income producing security.
(d)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At June 30, 2017, the aggregate cost and fair value of 144A securities was $4,332,495 and $5,216,848, respectively, representing 0.59% of net assets.
(e)	Represents less than 0.005% of net assets.
(f)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At June 30, 2017, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Depreciation
MSCI Emerging Markets Index Long	118	USD	11,148,640	September 2017	$(8,625)
At June 30, 2017, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Depreciation
MEL	USD	874,860	CHF	850,000	July 2017	$(12,671)
MEL	USD	214,640	GBP	165,437	July 2017	(894)
					Net Depreciation	$(13,565)
Counterparty Abbreviations:
MEL	Mellon Capital
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Currency Abbreviations
CHF	Swiss Franc
GBP	British Pound
USD	U.S. Dollar
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
Summary of Investments by Country as of June 30, 2017.
Country	Fair Value	Percentage of Fund Investments
Japan	$206,406,414	23.03%
United Kingdom	138,344,054	15.44
France	90,164,912	10.06
Germany	83,451,953	9.31
Switzerland	79,694,242	8.89
Australia	62,437,560	6.97
Netherlands	38,670,409	4.32
Hong Kong	30,684,068	3.42
Spain	30,080,542	3.36
Sweden	24,503,917	2.73
Italy	17,866,410	1.99
United States	17,695,021	1.97
Denmark	15,767,163	1.76
Singapore	11,480,479	1.28
Belgium	9,955,435	1.11
Ireland	9,439,468	1.05
Finland	9,062,185	1.01
Israel	6,002,438	0.67
Norway	5,452,100	0.61
Luxembourg	2,819,226	0.32
Austria	1,983,135	0.22
New Zealand	1,532,693	0.17
Portugal	1,272,015	0.14
South Africa	1,135,472	0.13
Mexico	280,329	0.03
China	124,348	0.01
Total	$896,305,988	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2017 (Unaudited)
Great-West International Index Fund
ASSETS:
Investments in securities, fair value (including $7,858,448 of securities on loan)(a)	$885,220,938
Repurchase agreements, fair value(b)	11,085,050
Cash	242,914
Cash denominated in foreign currencies, fair value(c)	822,732
Margin deposits	413,000
Dividends receivable	3,885,352
Subscriptions receivable	929,307
Receivable for investments sold	31,243
Variation margin on futures contracts	186,018
Total Assets	902,816,554
LIABILITIES:
Payable for investments purchased	241,491
Payable for director fees	789
Payable for other accrued fees	70,825
Payable for shareholder services fees	47,223
Payable to investment adviser	210,843
Payable upon return of securities loaned	11,085,050
Redemptions payable	1,050,760
Unrealized depreciation on forward foreign currency contracts	13,565
Total Liabilities	12,720,546
NET ASSETS	$890,096,008
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$8,764,230
Paid-in capital in excess of par	764,035,083
Net unrealized appreciation	106,679,527
Undistributed net investment income	12,523,867
Accumulated net realized loss	(1,906,699)
NET ASSETS	$890,096,008
NET ASSETS BY CLASS
Investor Class	$161,739,818
Institutional Class	$728,356,190
CAPITAL STOCK:
Authorized
Investor Class	40,000,000
Institutional Class	180,000,000
Issued and Outstanding
Investor Class	14,158,142
Institutional Class	73,484,155
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.42
Institutional Class	$9.91
(a) Cost of investments	$778,521,684
(b) Cost of repurchase agreements	$11,085,050
(c) Cost of cash denominated in foreign currencies	$820,269
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2017 (Unaudited)
Great-West International Index Fund
INVESTMENT INCOME:
Interest	$18,819
Income from securities lending	55,848
Dividends	17,813,941
Foreign withholding tax	(1,841,869)
Total Income	16,046,739
EXPENSES:
Management fees	1,395,831
Shareholder services fees – Investor Class	276,226
Audit and tax fees	20,665
Custodian fees	46,172
Director's fees	789
Legal fees	646
Pricing fees	17,774
Registration fees	6,148
Shareholder report fees	1,729
Transfer agent fees	1,451
Other fees	1,611
Total Expenses	1,769,042
Less amount waived by investment adviser	1,223
Net Expenses	1,767,819
NET INVESTMENT INCOME	14,278,920
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	2,822,462
Net realized gain on futures contracts	1,950,826
Net realized loss on forward foreign currency contracts	(32,172)
Net Realized Gain	4,741,116
Net change in unrealized appreciation on investments and foreign currency translations	97,542,174
Net change in unrealized appreciation on futures contracts	24,270
Net change in unrealized depreciation on forward foreign currency contracts	(22,851)
Net Change in Unrealized Appreciation	97,543,593
Net Realized and Unrealized Gain	102,284,709
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$116,563,629
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West International Index Fund	2017 (Unaudited)	2016
OPERATIONS:
Net investment income	$14,278,920	$18,359,035
Net realized gain	4,741,116	1,767,732
Net change in unrealized appreciation (depreciation)	97,543,593	(4,506,610)
Net Increase in Net Assets Resulting from Operations	116,563,629	15,620,157
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	-	(2,546,542)
Institutional Class	-	(17,063,231)
From net investment income	0	(19,609,773)
From net realized gains
Investor Class	-	(72,952)
Institutional Class	-	(368,105)
From net realized gains	0	(441,057)
Total Distributions	0	(20,050,830)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	42,726,294	98,734,859
Institutional Class	48,026,440	194,144,178
Shares issued in reinvestment of distributions
Investor Class	-	2,619,494
Institutional Class	-	17,431,336
Shares redeemed
Investor Class	(54,492,848)	(102,258,293)
Institutional Class	(82,842,495)	(92,864,539)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(46,582,609)	117,807,035
Total Increase in Net Assets	69,981,020	113,376,362
NET ASSETS:
Beginning of Period	820,114,988	706,738,626
End of Period(a)	$890,096,008	$820,114,988
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	3,949,563	10,089,943
Institutional Class	5,152,623	22,839,942
Shares issued in reinvestment of distributions
Investor Class	-	263,796
Institutional Class	-	2,026,900
Shares redeemed
Investor Class	(5,029,231)	(10,283,880)
Institutional Class	(8,833,054)	(10,608,224)
Net Increase (Decrease)	(4,760,099)	14,328,477
(a) Including undistributed and (overdistributed) net investment income:	$12,523,867	$(1,755,053)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2017(Unaudited)	$ 9.99	0.16	1.27	1.43	-	-	-	(0.00)	$11.42	14.31% (d)
12/31/2016	$10.10	0.21	(0.15)	0.06	-	(0.17)	(0.00) (e)	(0.17)	$ 9.99	0.65%
12/31/2015	$10.48	0.24	(0.35)	(0.11)	(0.00) (e)	(0.11)	(0.16)	(0.27)	$10.10	(1.08%)
12/31/2014	$11.38	0.21	(0.91)	(0.70)	-	(0.18)	(0.02)	(0.20)	$10.48	(6.19%)
12/31/2013	$ 9.63	0.22	1.81	2.03	-	(0.25)	(0.03)	(0.28)	$11.38	21.13%
12/31/2012	$ 8.33	0.22	1.27	1.49	-	(0.19)	-	(0.19)	$ 9.63	17.92%
Institutional Class
06/30/2017(Unaudited)	$ 8.65	0.16	1.10	1.26	-	-	-	(0.00)	$ 9.91	14.57% (d)
12/31/2016	$ 8.80	0.21	(0.13)	0.08	-	(0.23)	(0.00) (e)	(0.23)	$ 8.65	0.93%
12/31/2015 (f)	$10.00	0.12	(1.06)	(0.94)	(0.00) (e)	(0.12)	(0.14)	(0.26)	$ 8.80	(9.35%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$161,740	0.70% (h)	0.70% (h)	3.04% (h)	3% (d)
12/31/2016	$152,267	0.70%	0.70%	2.16%	7%
12/31/2015	$153,247	0.70%	0.70%	2.19%	5%
12/31/2014	$606,557	0.70%	0.70%	1.87%	10%
12/31/2013	$508,268	0.70%	0.70%	2.04%	6%
12/31/2012	$327,571	0.70%	0.70%	2.49%	7%
Institutional Class
06/30/2017 (Unaudited)	$728,356	0.35% (h)	0.35% (h)	3.39% (h)	3% (d)
12/31/2016	$667,848	0.35%	0.35%	2.43%	7%
12/31/2015 (f)	$553,492	0.35% (h)	0.35% (h)	1.95% (h)	5%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West International Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the MSCI EAFE Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
Effective May 1, 2017, the Initial Class name changed to Investor Class. The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Investor Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Semi-Annual Report - June 30, 2017

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Rights	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.

Semi-Annual Report - June 30, 2017

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 13,804,044	$ 861,883,426	$ 11,303	$ 875,698,773
Preferred Stock	—	3,712,157	—	3,712,157
Rights	10,314	—	—	10,314
Short Term Investments	—	16,884,744	—	16,884,744
Total Assets	$ 13,814,358	$ 882,480,327	$ 11,303	$ 896,305,988
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (8,625)	$ —	$ —	$ (8,625)
Forward Foreign Currency Contracts(a)	—	(13,565)	—	(13,565)
Total Liabilities	$ (8,625)	$ (13,565)	$ 0	$ (22,190)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
The Fund recognizes transfers between levels as of the beginning of the reporting period. As of June 30, 2017, the following transfers between levels were recognized between valuation levels.
Investments	Transfer from Level 1 to Level 2 (a)	Transfer from Level 2 to Level 1 (b)
Communications	$—	$234,639
Consumer, Cyclical	497,195	939,875
Consumer, Non-cyclical	5,418,505	520.832
Financial	591,927	1,978,962
Industrial	—	240,102
Utilities	362,080	120,173
(a) Transferred from Level 1 to Level 2 due to utilizing a fair value price. As of the prior reporting period end, the security utilized a market closing price.
(b) Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the security utilized a fair value price.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received

Semi-Annual Report - June 30, 2017

or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2017 were as follows:
Federal tax cost of investments	$795,660,096
Gross unrealized appreciation on investments	170,973,097
Gross unrealized depreciation on investments	(70,327,205)
Net unrealized appreciation on investments	$100,645,892
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and forward currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semi-Annual Report - June 30, 2017

Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 179 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in international exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average notional value of $1,880,788 in forward contracts for the reporting period.
Valuation of derivative investments as of June 30, 2017 is as follows:
	Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation	$(8,625)(a)
Foreign exchange contracts (forwards)	Unrealized depreciation on forward foreign currency contracts	$(13,565)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2017 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$1,950,826	Net change in unrealized appreciation on futures contracts	$24,270
Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$ (32,172)	Net change in unrealized depreciation on forward foreign currency contracts	$(22,851)
Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Semi-Annual Report - June 30, 2017

3.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at June 30, 2017.
		Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Investments Collateral Received(b)	Cash Collateral Received (Pledged)(b)	Net Amount
Derivative Liabilities (forward contracts)	$13,565	$—	$—	$—	$13,565
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities. Variation margin related to futures contracts are excluded from these reported amounts.
(b) Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral received (pledged) by the Fund may exceed these reported amounts.

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2017, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.28% of the Fund’s average daily net assets up to $1 billion dollars, 0.23% of the Fund’s average daily net assets over $1 billion dollars and 0.18% of the Fund’s average daily net assets over $2 billion dollars. The Adviser is required by contract to waive fees or reimburse expenses which exceed an annual rate, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and various other expenses, of 0.35% of the Fund's average daily net assets of the Fund. The amount waived or reimbursed, if any, is reflected in the Statement of Operations. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Prior to that date, the Adviser received monthly compensation at the annual rate of 0.35% of the average daily net assets of the Fund and the management fee encompassed fund operation expenses except for shareholder services fees. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited, an affiliate of the Adviser and GWL&A, The Fund is not responsible for payment of the sub-advisory fees.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $407,625 for the period ended June 30, 2017.
5.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $23,300,160 and $41,273,413, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

Semi-Annual Report - June 30, 2017

6.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly when received, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2017, the Fund had securities on loan valued at $7,858,448 and received collateral as reported on the Statement of Assets and Liabilities of $11,085,050 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2017, 100% of the cash collateral liability under the securities lending agreement was against loans of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
7.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENT
Effective August 1, 2017 the management fee and expense limit of the Fund will be reduced. As compensation for its services to Great-West Funds, the Adviser will receive monthly compensation at the annual rate of 0.25% of the Fund’s average daily net assets up to $1 billion dollars, 0.20% of the Fund’s average daily net assets over $1 billion dollars and 0.15% of the Fund’s average daily net assets over $2 billion dollars. The Adviser will be required by contract to waive any expenses which exceed an annual rate, including management fees and expenses paid directly by the Fund, excluding shareholder services fees, distribution fees and various other expenses, of 0.32% of the average daily net assets of the Fund.

Semi-Annual Report - June 30, 2017

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2017 (the “Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Irish Life Investment Managers Limited (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West International Index Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board. Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and re-investments of the assets of the Fund, which includes making decisions to buy, sell or hold any particular security.
On March 8, 2017, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”), and met separately with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”), and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Institutional Class (Investor Class (formerly Initial Class), through April 30, 2015) as compared against the index the Fund is designed to track and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three-, and five-year periods ended December 31, 2016. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to returns of the index the Fund is designed to track and its peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of the index it is designed to track and to a peer group of funds.
The Board noted that the Fund underperformed its benchmark index for the annualized one-, three-, and five-year periods ended December 31, 2016 and the Fund was in the third quartile of its peer group for the same periods (the first quartile being the best performers and the fourth quartile being the worst performers). The Board determined that underperformance relative to the index the Fund is designed to track was primarily a result of the Fund’s expenses and, therefore, concluded that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis provided by the Independent Fee Consultant that assessed the fees retained by GWCM. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund will change to a new structure in which GWCM will no longer be responsible for paying the Fund’s operating expense as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee will decrease as much, or more than, the cost of the Fund’s operating expenses as of December 31, 2015 and that the operating expenses of the Fund will be paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, beginning May 1, 2017, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015 and that in the future GWCM may only increase the expense limit with the approval of the Board. Finally, the Board noted that the materials provided for its review accounted for this change in fee structure.

The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that the Fund’s Contractual Management Fee was higher than the average and median contractual management fees of its peer group of funds. The Board further noted that, although the Fund’s total annual operating expense ratio was in the fourth quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and higher than the median of its peer group, the Fund’s total annual operating expense ratio was the same as the median of its peer universe and was lower than the average of its peer group and peer universe.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser in the same investment style as the Fund and noted that, based on the information provided by the Sub-Adviser, any fees charged by the Sub-Adviser to these other accounts were competitive with the fee charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by the Independent Fee Consultant related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. In evaluating the information provided by the Sub-Adviser, the Board noted that the Sub-Adviser’s profitability was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to six funds of the Company, including the Fund. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM and the Sub-Adviser. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the

Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on June 15, 2017 (the “Meeting”), approved an amendment to the investment advisory agreement (the “Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), with respect to the Great-West International Index Fund (the “Fund”) to be effective August 1, 2017.
As part of its consideration, the Board reviewed materials received from GWCM. The Board also considered materials previously provided by legal counsel, and the Independent Directors met separately with independent legal counsel to review the proposal presented and the materials provided.
In connection with the review process, the Board considered that, at its April 2017 meeting, the Board considered information regarding, among other things, the nature, extent and quality of services provided by GWCM and the investment management fee and total expense ratio of the Fund, along with performance information for the Fund. The Board noted that, pursuant to the Agreement, the advisory fee schedule would be reduced. The Board also noted that the total expense ratio for the Fund’s Institutional Class would be at the median of its Lipper peer group. The Board considered that GWCM also agreed to lower the Fund’s expense cap. The Board further considered the Fund’s asset size and GWCM’s representation that the change in fees would not diminish the quality or quantity of services GWCM provides to the Fund.
Based on all of the information considered, in particular the information received and considered at its April 2017 meeting, as supplemented at the June 2017 meeting, the Board determined that the terms of the Agreement are reasonable and that the approval of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)	(1)	Not required in filing.
	(2)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
	(3)	Not applicable.
(b)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 28, 2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer, performing the functions of the principal executive officer as of the date of this report on Form N-CSR
Date:August 28, 2017
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 28, 2017